ORGANIZATION (Details) (USD $)			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 01, 2011 Minimum item
ORGANIZATION
Assets held in any portfolio funds	$ 0	$ 0
Summary of significant accounting policies
Number of subsidiaries in which investment was made			1